Pay vs Performance Disclosure	12 Months Ended
	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

For Fiscal 2022, Fiscal 2021, and Fiscal 2020, the following table sets forth a comparison of amounts disclosed in the Summary Compensation Table (“SCT”) for our Executives to the total compensation actually paid (“CAP”) to our Executives, calculated in accordance with the SEC’s guidelines, and a comparison of the Company’s total shareholder return (“TSR”) to a peer group TSR and certain other financial performance metrics.

Year	SCT total in year holding PEO Office (Worden) (1)	CAP in year holding PEO Office (Worden) (1)	SCT total in year holding PEO Office (Sifford) (1)	CAP in year holding PEO Office (Sifford) (1)	Average SCT total for non-PEO named executive officers (2)	Average CAP to non-PEO named executive officers (2)	Value of initial fixed $100 investment based on:		Net Income (In Millions)	Diluted Net Income per Share (4)
							Our TSR	Peer group TSR (3)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$4,007,544	$3,633,987	$ N/A	N/A	$1,377,243	$1,200,218	$158	$123	$110.1	$3.96
2021	$2,181,767	$3,084,893	$1,850,691	$2,549,441	$1,224,336	$1,563,415	$187	$145	$154.9	$5.42
2020	N/A	N/A	$1,558,095	$1,701,732	$1,034,246	$1,258,067	$132	$138	$16.0	$0.56

The charts that follow set forth the calculation of CAP for each PEO and non-PEO Executive in each year presented in the above table. As noted in the “Compensation Discussion and Analysis” section of this proxy statement beginning on page 19, in the years presented, we did not issue any stock options, no equity awards granted to such Executives vested in their year of grant, all performance-based equity awards were earned at greater than the target level of performance, and no Executives received any pension benefits.

(1)
On March 18, 2021, the Board unanimously elected Mr. Worden as our next President and Chief Executive Officer and our principal executive officer (“PEO”), effective September 30, 2021. Mr. Worden succeeded Mr. Sifford, who stepped down as our Chief Executive Officer effective September 30, 2021 and continues to serve in the role of Vice Chairman of the Board.

The following chart reconciles the total compensation set forth in the SCT to the CAP for each Executive for the year in which he served as our PEO. In Fiscal 2021, the year of transition, the table above and information that follows reflect the total compensation set forth in the SCT and the CAP for the full fiscal year for both Executives.

	Mr. Worden		Mr. Sifford
	2022	2021	2021	2020
SCT - Total	$4,007,544	$2,181,767	$1,850,691	$1,558,095
Less: Grant Date Fair Value of Current Year Awards	(1,950,900)	(639,683)	(426,436)	(241,463)
Add: Fair Value of Unvested Current Year Awards	1,842,634	883,886	589,235	822,795
Add: Fair Value of Unvested Prior Year Awards	909,315	925,649	1,157,061	636,480
Less: Prior Year Fair Value of Unvested Prior Year Awards	(1,090,122)	(658,236)	(822,795)	(485,724)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	634,929	1,313,971	838,165	820,560
Less: Prior Year Fair Value of Awards Vesting in Current Year	(719,413)	(922,461)	(636,480)	(1,409,011)
CAP	$3,633,987	$3,084,893	$2,549,441	$1,701,732

(2)

The following charts reconcile total compensation set forth in the SCT to the CAP for each Executive other than an Executive who served as our PEO in each of the last three fiscal years and the average CAP for each of the last three years for such Executives.

Fiscal 2022	Mr. Jackson	Mr. Scibetta	Mr. Chilton	Mr. Edwards	Average
SCT-Total	$1,832,171	$1,744,517	$1,383,640	$548,643	$1,377,243
Less: Grant Date Fair Value of Current Year Awards	(631,020)	(606,360)	(473,250)	(179,310)	(472,485)
Add: Fair Value of Unvested Current Year Awards	596,013	572,724	446,996	169,356	446,272
Add: Fair Value of Unvested Prior Year Awards	694,236	694,402	452,232	171,258	503,032
Less: Prior Year Fair Value of Unvested Prior Year Awards	(832,278)	(832,476)	(542,153)	(205,311)	(603,055)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	487,643	487,643	283,027	137,504	348,954
Less: Prior Year Fair Value of Awards Vesting in Current Year	(552,462)	(552,528)	(320,686)	(173,295)	(399,743)
CAP	$1,594,303	$1,507,922	$1,229,806	$468,845	$1,200,218

Fiscal 2021	Mr. Jackson	Mr. Scibetta	Mr. Chilton	Mr. Edwards	Mr. Baker	Average
SCT-Total	$1,711,217	$1,650,551	$1,254,260	$451,168	$1,054,486	$1,224,336
Less: Grant Date Fair Value of Current Year Awards	(499,922)	(499,922)	(389,977)	(93,817)	-	(296,728)
Add: Fair Value of Unvested Current Year Awards	690,767	690,767	538,849	127,369	-	409,550
Add: Fair Value of Unvested Prior Year Awards	693,972	694,236	323,990	251,236	-	392,687
Less: Prior Year Fair Value of Unvested Prior Year Awards	(493,489)	(493,677)	(230,392)	(178,656)	-	(279,243)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	539,346	472,392	193,375	66,100	1,107,374	475,717
Less: Prior Year Fair Value of Awards Vesting in Current Year	(409,565)	(358,722)	(146,844)	(46,990)	(852,399)	(362,904)
CAP	$2,232,326	$2,155,625	$1,543,261	$576,410	$1,309,461	$1,563,415

Fiscal 2020	Mr. Jackson	Mr. Scibetta	Mr. Worden	Mr. Baker	Average
SCT-Total	$1,034,330	$947,028	$1,172,429	$983,195	$1,034,246
Less: Grant Date Fair Value of Current Year Awards	(144,822)	(144,878)	(193,170)	(144,878)	(156,937)
Add: Fair Value of Unvested Current Year Awards	493,489	493,677	658,236	493,677	534,770
Add: Fair Value of Unvested Prior Year Awards	409,565	358,722	922,461	358,722	512,368
Less: Prior Year Fair Value of Unvested Prior Year Awards	(312,556)	(273,755)	(703,968)	(273,755)	(391,009)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	526,036	438,369	130,768	438,369	383,386
Less: Prior Year Fair Value of Awards Vesting in Current Year	(903,349)	(752,952)	(225,775)	(752,952)	(658,757)
CAP	$1,102,693	$1,066,211	$1,760,981	$1,102,378	$1,258,067

(3)
The selected peer group is the Nasdaq US Benchmark Retail TR I- Ticker: NQUSB4040T. This benchmark index has historically been the peer group used in our TSR performance graph included in our annual report to shareholders, including the annual report to shareholders for the fiscal year ended January 28, 2023.
(4)
Diluted Net Income per Share, which was the performance measure utilized for our PSUs granted in Fiscal 2022, was selected as our most important financial measure. PSUs comprise the largest portion of Mr. Worden’s Fiscal 2022 target salary (Base salary 22%, EICP 28%, PSUs 30%, and RSUs 20%) and was approximately 22% of the total compensation of our other named executive officers in Fiscal 2022 at a target level of performance.

Company Selected Measure Name	Diluted Net Income per Share
Named Executive Officers, Footnote [Text Block]
(1)
On March 18, 2021, the Board unanimously elected Mr. Worden as our next President and Chief Executive Officer and our principal executive officer (“PEO”), effective September 30, 2021. Mr. Worden succeeded Mr. Sifford, who stepped down as our Chief Executive Officer effective September 30, 2021 and continues to serve in the role of Vice Chairman of the Board.

Peer Group Issuers, Footnote [Text Block]
(3)
The selected peer group is the Nasdaq US Benchmark Retail TR I- Ticker: NQUSB4040T. This benchmark index has historically been the peer group used in our TSR performance graph included in our annual report to shareholders, including the annual report to shareholders for the fiscal year ended January 28, 2023.

Adjustment To PEO Compensation, Footnote [Text Block]

The following chart reconciles the total compensation set forth in the SCT to the CAP for each Executive for the year in which he served as our PEO. In Fiscal 2021, the year of transition, the table above and information that follows reflect the total compensation set forth in the SCT and the CAP for the full fiscal year for both Executives.

	Mr. Worden		Mr. Sifford
	2022	2021	2021	2020
SCT - Total	$4,007,544	$2,181,767	$1,850,691	$1,558,095
Less: Grant Date Fair Value of Current Year Awards	(1,950,900)	(639,683)	(426,436)	(241,463)
Add: Fair Value of Unvested Current Year Awards	1,842,634	883,886	589,235	822,795
Add: Fair Value of Unvested Prior Year Awards	909,315	925,649	1,157,061	636,480
Less: Prior Year Fair Value of Unvested Prior Year Awards	(1,090,122)	(658,236)	(822,795)	(485,724)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	634,929	1,313,971	838,165	820,560
Less: Prior Year Fair Value of Awards Vesting in Current Year	(719,413)	(922,461)	(636,480)	(1,409,011)
CAP	$3,633,987	$3,084,893	$2,549,441	$1,701,732

Non-PEO NEO Average Total Compensation Amount	$ 1,377,243	$ 1,224,336	$ 1,034,246
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,200,218	1,563,415	1,258,067
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)

The following charts reconcile total compensation set forth in the SCT to the CAP for each Executive other than an Executive who served as our PEO in each of the last three fiscal years and the average CAP for each of the last three years for such Executives.

Fiscal 2022	Mr. Jackson	Mr. Scibetta	Mr. Chilton	Mr. Edwards	Average
SCT-Total	$1,832,171	$1,744,517	$1,383,640	$548,643	$1,377,243
Less: Grant Date Fair Value of Current Year Awards	(631,020)	(606,360)	(473,250)	(179,310)	(472,485)
Add: Fair Value of Unvested Current Year Awards	596,013	572,724	446,996	169,356	446,272
Add: Fair Value of Unvested Prior Year Awards	694,236	694,402	452,232	171,258	503,032
Less: Prior Year Fair Value of Unvested Prior Year Awards	(832,278)	(832,476)	(542,153)	(205,311)	(603,055)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	487,643	487,643	283,027	137,504	348,954
Less: Prior Year Fair Value of Awards Vesting in Current Year	(552,462)	(552,528)	(320,686)	(173,295)	(399,743)
CAP	$1,594,303	$1,507,922	$1,229,806	$468,845	$1,200,218

Fiscal 2021	Mr. Jackson	Mr. Scibetta	Mr. Chilton	Mr. Edwards	Mr. Baker	Average
SCT-Total	$1,711,217	$1,650,551	$1,254,260	$451,168	$1,054,486	$1,224,336
Less: Grant Date Fair Value of Current Year Awards	(499,922)	(499,922)	(389,977)	(93,817)	-	(296,728)
Add: Fair Value of Unvested Current Year Awards	690,767	690,767	538,849	127,369	-	409,550
Add: Fair Value of Unvested Prior Year Awards	693,972	694,236	323,990	251,236	-	392,687
Less: Prior Year Fair Value of Unvested Prior Year Awards	(493,489)	(493,677)	(230,392)	(178,656)	-	(279,243)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	539,346	472,392	193,375	66,100	1,107,374	475,717
Less: Prior Year Fair Value of Awards Vesting in Current Year	(409,565)	(358,722)	(146,844)	(46,990)	(852,399)	(362,904)
CAP	$2,232,326	$2,155,625	$1,543,261	$576,410	$1,309,461	$1,563,415

Fiscal 2020	Mr. Jackson	Mr. Scibetta	Mr. Worden	Mr. Baker	Average
SCT-Total	$1,034,330	$947,028	$1,172,429	$983,195	$1,034,246
Less: Grant Date Fair Value of Current Year Awards	(144,822)	(144,878)	(193,170)	(144,878)	(156,937)
Add: Fair Value of Unvested Current Year Awards	493,489	493,677	658,236	493,677	534,770
Add: Fair Value of Unvested Prior Year Awards	409,565	358,722	922,461	358,722	512,368
Less: Prior Year Fair Value of Unvested Prior Year Awards	(312,556)	(273,755)	(703,968)	(273,755)	(391,009)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	526,036	438,369	130,768	438,369	383,386
Less: Prior Year Fair Value of Awards Vesting in Current Year	(903,349)	(752,952)	(225,775)	(752,952)	(658,757)
CAP	$1,102,693	$1,066,211	$1,760,981	$1,102,378	$1,258,067

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Comparison of CAP to Company TSR

(1)
PEO CAP is Mr. Sifford’s CAP in Fiscal 2020 and Mr. Worden’s CAP in Fiscal 2021 and Fiscal 2022.

Over the three years presented in the Pay Versus Performance Compensation Table, an initial $100 investment at the beginning of this period would be worth $158 at the end of the period, a 58% return. Over this same period, the CAP to our PEO increased 113% and the average CAP to our non-PEO Executives has decreased 5%. The primary factors impacting CAP are the approach taken on compensation in Fiscal 2020, as impacted by the COVID-19 pandemic, the mix of Executives in each year, and stock price volatility.

•
The total compensation reported in the SCT for Mr. Sifford, our former PEO, was $1.6 million in Fiscal 2020 compared to $2.4 million in Fiscal 2019 and $2.6 million in Fiscal 2018. Mr. Sifford’s total compensation disclosed in the SCT in Fiscal 2020 was lower than this historical trend due to the impact the COVID-19 pandemic had on our business and the approach taken by the Compensation Committee on compensation in that year, especially regarding short-term cash incentives and long-term equity-based incentives. Had Mr. Sifford’s total compensation disclosed in the SCT in Fiscal 2020 been more consistent with the two previous years, the CAP to our PEO would have increased by a smaller amount over this three-year period.

•
With respect to the changing mix of Executives impacting CAP, our non-PEO Executives included Mr. Worden and Mr. Baker in Fiscal 2020 and includes Mr. Chilton and Mr. Edwards in Fiscal 2022. The CAP to Mr. Worden and Mr. Baker in Fiscal 2020 totaled $2.9 million; the CAP to Mr. Chilton and Mr. Edwards in Fiscal 2022 totaled $1.7 million.

•
During Fiscal 2020, our stock price increased 31% ($17.93 to $23.50), during Fiscal 2021, our stock price increased 41% ($23.50 to $33.04), and during Fiscal 2022 our stock price decreased 17% ($33.04 to $27.56). Based on the level of equity-based compensation held by our Executives, this volatility had a significant impact on CAP in these years.

In Fiscal 2022 compared to Fiscal 2021, the total CAP to all Executives identified in the SCT decreased 37%, as impacted by an 18% increase in the CAP to Mr. Worden, a 26% decrease in the total CAP to the other Executives, and the removal of Mr. Sifford and Mr. Baker from the SCT in Fiscal 2022. Our TSR decreased $29, or 33%, in Fiscal 2022 (a $58 total return by the end of Fiscal 2022 compared to an $87 return at the end of Fiscal 2021). The increase in Mr. Worden’s CAP in Fiscal 2022 was primarily due to his in-year promotion to PEO in Fiscal 2021 and the peer group compensation analysis performed by the Compensation Committee’s compensation consultant, Pearl Meyer, in connection with setting Fiscal 2022 Executive compensation.

In Fiscal 2021 compared to Fiscal 2020, the total CAP to all Executives increased 100% (75% for Mr. Worden, 50% for Mr. Sifford and 139% for the other Executives) compared to Fiscal 2020. Our TSR in Fiscal 2021 increased $55, or 172% (an $87 return at the end of Fiscal 2021 compared to a $32 return at the end of Fiscal 2020). In Fiscal 2021, Mr. Baker’s employment with us ended. Pursuant to agreements that were in effect and/or executed at the time of his planned departure, he was paid $925,699, which increased the CAP to non-PEO Executives in that year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Comparison of CAP to Net Income and Diluted Net Income per Share

Our Net Income and Diluted Net Income per Share have increased substantially over these periods given that the base year, Fiscal 2020, was significantly impacted by the COVID-19 pandemic and the temporary closure of our physical stores in that year.

In Fiscal 2022 compared to Fiscal 2021, Net Income and Diluted Net Income per Share decreased 29% and 27%, respectively, and the CAP for all Executives decreased 37%. Our financial results set all-time records in Fiscal 2021 and Fiscal 2022 was only surpassed by the record results in Fiscal 2021.

Net Income and Diluted Net Income per Share had substantial increases of over 850% in Fiscal 2021 compared to Fiscal 2020, while the total CAP to all Executives increased 100% over the same period.

Total Shareholder Return Vs Peer Group [Text Block]

Comparison of Company TSR to Peer Group TSR (Nasdaq U.S. Benchmark Retail TR I- Ticker: NQUSB4040T)

Over this three-year period, the value of an initial $100 fixed investment in our stock would be worth $158 at the end of the period, compared to a $123 value for an investment in the peer group. The $35 of increased return includes a 33% decrease in our TSR in Fiscal 2022 compared to Fiscal 2021 ($58 of return at the end of Fiscal 2022 compared to $87 at the end of Fiscal 2021) and a peer group decrease of 49% (a $23 return at the end of Fiscal 2022 compared to a $45 return at the end of Fiscal 2021). Over this three-year period of above peer group performance, our EICP and PSUs achieved just above target performance in Fiscal 2022 and maximum performance in Fiscal 2021.

In Fiscal 2021 compared to Fiscal 2020, our TSR increased approximately 8 times the increase in TSR of our peer group. We believe our response to the pandemic where we re-opened stores quickly, maintained vendor relationships, and increased the use of customer relationship management tools allowed for us to grow market share compared to the broader index.

Our TSR lagged the peer group in Fiscal 2020. We believe this was due to the impact of COVID-19 on our business compared to our peer group, which contains essential retail businesses that were not forced to close physical stores during the pandemic and other retailers with a more established on-line presence.

Tabular List [Table Text Block]

Tabular Presentation of Our Most Important Performance Measures

The four items listed below represent the most important performance metrics we used to determine CAP for Fiscal 2022, as further described in our Compensation Discussion and Analysis within the sections titled “Compensation Program Components, Why Each Component is Chosen, How Each Component Relates to Our Compensation Philosophy and Objectives and Fiscal 2022 Outcomes ― Annual Cash Incentives under the EICP” and “―Long-Term Equity-Based Incentives under the 2017 Equity Plan.”

Most Important Performance Measures
● Diluted Net Income per Share
● Operating Income
● Net Sales
● Comparable store sales

Total Shareholder Return Amount	$ 158	187	132
Peer Group Total Shareholder Return Amount	123	145	138
Net Income (Loss)	$ 110,100,000	$ 154,900,000	$ 16,000,000.0
Company Selected Measure Amount	3.96	5.42	0.56
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Net Income per Share
Non-GAAP Measure Description [Text Block]	Diluted Net Income per Share, which was the performance measure utilized for our PSUs granted in Fiscal 2022, was selected as our most important financial measure. PSUs comprise the largest portion of Mr. Worden’s Fiscal 2022 target salary (Base salary 22%, EICP 28%, PSUs 30%, and RSUs 20%) and was approximately 22% of the total compensation of our other named executive officers in Fiscal 2022 at a target level of performance
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Comparable store sales
Worden [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,007,544	$ 2,181,767
PEO Actually Paid Compensation Amount	$ 3,633,987	3,084,893
Non-PEO NEO Average Total Compensation Amount			$ 1,172,429
Non-PEO NEO Average Compensation Actually Paid Amount			1,760,981
PEO Name	Mr. Worden
Worden [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,950,900)	(639,683)
Worden [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,842,634	883,886
Worden [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	909,315	925,649
Worden [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,090,122)	(658,236)
Worden [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	634,929	1,313,971
Worden [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (719,413)	(922,461)
Sifford [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,850,691	1,558,095
PEO Actually Paid Compensation Amount		2,549,441	1,701,732
PEO Name	Mr. Sifford
Sifford [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(426,436)	(241,463)
Sifford [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		589,235	822,795
Sifford [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,157,061	636,480
Sifford [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(822,795)	(485,724)
Sifford [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		838,165	820,560
Sifford [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(636,480)	(1,409,011)
Mr. Jackson [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	$ 1,832,171	1,711,217	1,034,330
Non-PEO NEO Average Compensation Actually Paid Amount	1,594,303	2,232,326	1,102,693
Mr. Scibetta [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	1,744,517	1,650,551	947,028
Non-PEO NEO Average Compensation Actually Paid Amount	1,507,922	2,155,625	1,066,211
Mr. Chilton [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	1,383,640	1,254,260
Non-PEO NEO Average Compensation Actually Paid Amount	1,229,806	1,543,261
Mr. Edwards [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	548,643	451,168
Non-PEO NEO Average Compensation Actually Paid Amount	468,845	576,410
Mr. Baker [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		1,054,486	983,195
Non-PEO NEO Average Compensation Actually Paid Amount		1,309,461	1,102,378
Non-PEO NEO [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(472,485)	(296,728)	(156,937)
Non-PEO NEO [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	446,272	409,550	534,770
Non-PEO NEO [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	503,032	392,687	512,368
Non-PEO NEO [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(603,055)	(279,243)	(391,009)
Non-PEO NEO [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	348,954	475,717	383,386
Non-PEO NEO [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(399,743)	(362,904)	(658,757)
Non-PEO NEO [Member] | Worden [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(193,170)
Non-PEO NEO [Member] | Worden [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			658,236
Non-PEO NEO [Member] | Worden [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			922,461
Non-PEO NEO [Member] | Worden [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(703,968)
Non-PEO NEO [Member] | Worden [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			130,768
Non-PEO NEO [Member] | Worden [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(225,775)
Non-PEO NEO [Member] | Mr. Jackson [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(631,020)	(499,922)	(144,822)
Non-PEO NEO [Member] | Mr. Jackson [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	596,013	690,767	493,489
Non-PEO NEO [Member] | Mr. Jackson [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	694,236	693,972	409,565
Non-PEO NEO [Member] | Mr. Jackson [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(832,278)	(493,489)	(312,556)
Non-PEO NEO [Member] | Mr. Jackson [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	487,643	539,346	526,036
Non-PEO NEO [Member] | Mr. Jackson [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(552,462)	(409,565)	(903,349)
Non-PEO NEO [Member] | Mr. Scibetta [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(606,360)	(499,922)	(144,878)
Non-PEO NEO [Member] | Mr. Scibetta [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	572,724	690,767	493,677
Non-PEO NEO [Member] | Mr. Scibetta [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	694,402	694,236	358,722
Non-PEO NEO [Member] | Mr. Scibetta [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(832,476)	(493,677)	(273,755)
Non-PEO NEO [Member] | Mr. Scibetta [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	487,643	472,392	438,369
Non-PEO NEO [Member] | Mr. Scibetta [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(552,528)	(358,722)	(752,952)
Non-PEO NEO [Member] | Mr. Chilton [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(473,250)	(389,977)
Non-PEO NEO [Member] | Mr. Chilton [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	446,996	538,849
Non-PEO NEO [Member] | Mr. Chilton [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	452,232	323,990
Non-PEO NEO [Member] | Mr. Chilton [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(542,153)	(230,392)
Non-PEO NEO [Member] | Mr. Chilton [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	283,027	193,375
Non-PEO NEO [Member] | Mr. Chilton [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(320,686)	(146,844)
Non-PEO NEO [Member] | Mr. Edwards [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(179,310)	(93,817)
Non-PEO NEO [Member] | Mr. Edwards [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	169,356	127,369
Non-PEO NEO [Member] | Mr. Edwards [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	171,258	251,236
Non-PEO NEO [Member] | Mr. Edwards [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(205,311)	(178,656)
Non-PEO NEO [Member] | Mr. Edwards [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	137,504	66,100
Non-PEO NEO [Member] | Mr. Edwards [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (173,295)	(46,990)
Non-PEO NEO [Member] | Mr. Baker [Member] | Grant Date Fair Value of Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(144,878)
Non-PEO NEO [Member] | Mr. Baker [Member] | Fair Value of Unvested Current Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			493,677
Non-PEO NEO [Member] | Mr. Baker [Member] | Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			358,722
Non-PEO NEO [Member] | Mr. Baker [Member] | Prior Year Fair Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(273,755)
Non-PEO NEO [Member] | Mr. Baker [Member] | Value at Vest of Prior Year Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,107,374	438,369
Non-PEO NEO [Member] | Mr. Baker [Member] | Prior Year Fair Value of Awards Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (852,399)	$ (752,952)